Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 18,216	$ 26,958
Federal funds sold	3	3
Cash and cash equivalents	18,219	26,961
Interest-bearing deposits in other financial institutions	10	10
Securities available for sale	44,388	43,799
Federal Home Loan Bank stock	3,060	3,060
Loans:
Commercial	359,368	342,841
Mortgage	110,663	95,413
Consumer	13,801	10,923
Total Loans	483,832	449,177
Allowance for loan losses	(4,661)	(5,218)
Net loans	479,171	443,959
Premises and equipment	10,210	10,633
Other real estate held for sale	1,884	3,212
Deferred Tax Asset	9,933	9,131
Other assets	5,925	5,215
TOTAL ASSETS	572,800	545,980
Deposits:
Noninterest bearing deposits	72,936	67,652
NOW, money market, interest checking	149,123	155,465
Savings	13,039	13,829
CDs less than $100,000	140,495	135,550
CDs more than $100,000	23,159	24,355
Brokered	67,547	37,706
Total deposits	466,299	434,557
Borrowings	37,852	35,925
Other liabilities	3,400	3,050
Total liabilities	507,551	473,532
SHAREHOLDERS' EQUITY:
Preferred stock - No par value: Authorized 500,000 shares, Issued and outstanding - none and 11,000 shares		11,000
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 5,541,390 and 5,559,914, shares respectively	53,621	53,797
Retained earnings	11,412	6,727
Accumulated other comprehensive income	216	924
Total shareholders' equity	65,249	72,448
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 572,800	$ 545,980